CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (Parentheticals) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		87 Months Ended		93 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013
Income Statement [Abstract]
Stock-based compensation, officers and directors	$ 216,081	$ 343,781	$ 508,412	$ 608,854	$ 1,141,458	$ 333,730	$ 2,076,359	$ 2,076,359	$ 2,584,771
Stock-based compensation, consulting fees	146,341	178,335	421,627	351,184	699,118	18,768	744,155	744,155	1,165,782
Sponsor Fees					$ 30,220	$ 0